Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	December 31, 2015 $	December 31, 2014 $

Revolving Credit Facilities	1,500,848	1,766,824
Senior Notes (8.5%) due January 15, 2020	592,657	392,657
Norwegian Kroner-denominated Bonds due through May 2020	621,957	697,798
U.S. Dollar-denominated Term Loans due through 2028	4,020,665	3,103,255
U.S. Dollar Bonds due through 2024	502,449	496,098
Euro-denominated Term Loans due through 2023	241,798	284,993

Total principal	7,480,374	6,741,625
Unamortized discount and debt issuance costs	(96,288)	(89,649)

Total debt	7,384,086	6,651,976
Less current portion	(1,106,104)	(652,645)

Long-term portion	6,277,982	5,999,331